As filed with the Securities and Exchange Commission on May 15, 2012.

1933 Act Registration No. 333-68105

1940 Act Registration No. 811-09121

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. [ ]	☐
Post-Effective Amendment No. 30	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 32	☒

JNL VARIABLE FUND LLC

(Exact Name of Registrant as Specified in Charter)

225 West Wacker Drive,

Suite 1200, Chicago, Illinois 60606

(Address of Principal Executive Offices) (Zip Code)

(312) 338-5801

Registrant’s Telephone Number, including Area Code:

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

with a copy to:

Susan S. Rhee, Esq.	K&L Gates LLP
JNL Variable Fund LLC	1601 K Street, NW
Vice President, Counsel & Secretary	Washington, DC 20006-1600
1 Corporate Way	Attn: Diane E. Ambler
Lansing, Michigan 48951	K&L Gates LLP
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.

This Post-Effective Amendment No. 30 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 29 to the Fund’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 15th day of May, 2012.

JNL VARIABLE FUND LLC

/S/ SUSAN S. RHEE*
Susan S. Rhee Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/S/ MICHAEL BOUCHARD BY SUSAN S. RHEE*	May 15, 2012
Michael Bouchard
Manager

/S/ WILLIAM CROWLEY BY SUSAN S. RHEE*	May 15, 2012
William Crowley
Manager

/S/ DOMINIC D’ANNUNZIO BY SUSAN S. RHEE*	May 15, 2012
Dominic D’Annunzio
Manager

/S/ MICHELLE ENGLER BY SUSAN S. RHEE*	May 15, 2012
Michelle Engler
Manager

/S/ JAMES HENRY BY SUSAN S. RHEE*	May 15, 2012
James Henry
Manager

/S/ DANIEL W. KOORS BY SUSAN S. RHEE*	May 15, 2012
Daniel W. Koors
Vice President, Chief Financial Officer, and Treasurer

/S/ RICHARD D. MCLELLAN BY SUSAN S. RHEE*	May 15, 2012
Richard D. McLellan
Manager

/S/ MARK D. NERUD BY SUSAN S. RHEE*	May 15, 2012
Mark D. Nerud
President and Manager

/S/ WILLIAM R. RYBAK BY SUSAN S. RHEE*	May 15, 2012
William R. Rybak
Manager

/S/ PATRICIA A. WOODWORTH BY SUSAN S. RHEE*	May 15, 2012
Patricia A. Woodworth
Manager

* By Susan S. Rhee, Attorney In Fact

EXHIBIT LIST
Exhibit Number	Exhibit Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.LAB	XBRL Taxonomy Extenstion Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase